Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets, net
Summary of intangible assets

	As of December 31,
	2021	2022
	RMB	RMB
License of copyright	3,530	3,530
Purchased software	13,753	19,115
Trademark	—	567
Total intangible assets	17,283	23,212
Less: accumulated amortization	(8,917)	(14,283)
Less: accumulated impairment	—	(1,377)
Intangible assets, net	8,366	7,552

Summary of estimated amortization expenses

Amortization expenses of
intangible assets
RMB
2023	4,708
2024	2,621
2025	223
Total expected amortization expenses	7,552